Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Indirect tax receivables and related prepaid expenses	$ 39,030	$ 20,591
Prepaid expenses	6,271	2,388
Other	1,267	68
Prepaid expenses and other current assets	$ 46,568	$ 23,047